Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.10

Rating Agency Exceptions Report: XXX
Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
2024110360	XXX	XXX	XXX	XXX	XXX	XXX	XXX	NA	XXX	XXX	XXX	Credit	Borrower Eligibilty	The loan approval in the file shows the loan program as the XXX, with the borrower having an XXX FICO score. In this case, the borrower does not disclose a XXX or XXX and there is no credit report located in the file. There is conflicting information since the tax returns in the file show the borrower with a XXX; however the XXX and XXX in file do not reflect an identification number. A credit report is needed for the XXX program and the borrower does not quality with a XXX% LTV on the XXX.	XXX; Document provided t o clear condition.		Cleared Exception	C	C	C	C	A	A	A	A	1
2024110360	XXX	XXX	XXX	XXX	XXX	XXX	XXX	NA	XXX	XXX	XXX	Credit	LTV	According to the XXX Matrix, the maximum allowed LTV for a cash out refinance with a DSCR over XXX is XXX%. In this case, the loan was approved with a XXX% LTV.	XXX; Document provided to clear condition.		Cleared Exception	C	C	C	C	A	A	A	A	1
2024110360	XXX	XXX	XXX	XXX	XXX	XXX	XXX	NA	XXX	XXX	XXX	Credit	Credit - Eligiblity	According to the underwriting guidelines, in order to XXX with XXX and XXX, the borrower is required to have a XXX credit report, an international credit report, or credit reference from an internationally known XXX. None of the requirements were included in the loan file.	XXX; Document provided t o clear condition.		Cleared Exception	C	C	C	C	A	A	A	A	1
2024110361	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	Flood Certificate	Flood Determination and/or Flood Certificate in file is outdated. According to the guidelines the age of the documents allowed is XXX days. In this case the Flood Certification is dated XXX and the Note is dated XXX making the XXX days old. Provide a copy of the updated Flood Certificate for our review.	Client granted exception for Flood cert greater than XXX days from note. Compensation factors - XXX reserves, FICO, XXX years on job, XXX years at residence and mortgage history XXX, low credit utilization and investor experience.	Months Of Reserves - The borrower has XXX more months of reserves than the required minimum of XXX., Credit Score - The qualifying credit score of XXX is XXX points higher than the minimum required of XXX.	Client Accepted	D	D	D	D	B	B	B	B	2
2024110361	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	Note	The Note reflects that a late charge will be assessed at the end of the XXX day with a late charge equal to ten percent (XXX%) of such installment. The XXX (XXX) reflects the following: “XXX: if a payment is more than XXX days late, you will be charged XXX% of the principal and interest overdue”. Provide clarification as to which one is accurate for our review.	XXX: No documents have been provided. XXX: Documents provided to clear. XXX: Lender provided a copy of the updated note sent to the borrower.		Cleared Exception	D	D	D	D	B	B	B	B	1
2024110361	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	Underwriting Condition Not Met	According to the underwriting guidelines, loans vested in an XXX must provide a XXX, Certificate of Good Standing or equivalent and Certificate of Authorization for the person executing all documents on behalf of the Entity. In this case, all XXX documents are missing from the loan file.	Client granted exception for missing XXX.XXX for business. Compensation factors - XXX reserves, FICO, XXX years on job, XXX years at residence and mortgage history XXX, low credit utilization and investor experience. Borrower signs personal guaranty and is using XXX in place of XXX for business when personal guaranty is executed	Months Of Reserves - The borrower has XXX more months of reserves than the required minimum of XXX., Credit Score - The qualifying credit score of XXX is XXX points higher than the minimum required of XXX.	Client Accepted	D	D	D	D	B	B	B	B	2
2024110363	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX	XXX	XXX	Credit	Total Housing Ratio	Payment Shock First Time Home Buyer: Maximum XXX% if DTI > XXX%, OR XXX% if DTI = XXX%. In this case the payment shock over the max allowed of XXX%.	Client exception granted with compensating factor of good reserves.	Credit Score - XXX score is XXX points higher than the guideline score of XXX., Months Of Reserves - XXX months reserves.	Client Accepted	B	B	B	B	B	B	B	B	2
2024110372	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	Asset Verification	According to the underwriting guidelines, cash back used to cover required reserves will be reviewed as exception only. In this case, allow cash out proceeds to cover reserves in the amount of $XXX	Client granted exception with compensating factors; Low LTV XXX%, experienced investor owning XXX properties, Mid score of borrowers XXX & XXX.	Prior Mortgage History - No Delinquencies in Mortgage History detailed housing history e.i XXX	Client Accepted	C	C	C	C	B	B	B	B	2
2024110372	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	Debt Service Coverage Ratio	According to the guidelines, the seller must provide evidence of the DSCR calculations and how they were obtained or the DSCR income calculation worksheet is required to be in the loan file. The worksheet is missing from the loan file.	XXX; Document provided to clear condition.		Cleared Exception	C	C	C	C	B	B	B	B	1
2024110372	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Property	Appraisal	According to the underwriting guidelines, an appraisal desk review product must be orderedeach loan from a vendor listed on the Approved Appraisal Desk Review Vendor: CDA report from XXX Capital, XXX from XXX, or XXX from XXX. In this case, the appraisal review product is missing from the loan file.	XXX; Document provided to clear condition.		Cleared Exception	C	C	C	C	B	B	B	B	1
2024110383	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	Credit	LTV	According to the underwriting guidelines, the maximum allowed LTV for a DSCR cash-out loan with a minimum Fico less than XXX is XXX%. In this case, the borrower was approved with an LTV of XXX% which does not meet the guidelines.	XXX: XXX Program guideline dated XXX provided to cure. The aforementioned guidelines allows up to XXX% LTV with minimum credit score of XXX for cash-out refinance.		Cleared Exception	C	C	C	C	A	A	A	A	1
2024110385	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX	XXX	XXX	Compliance	Right of Rescission	Right of rescission period violated. Please provide proof the correct rescission period was provided to the borrower for our review.	XXX - document provided on XXX is not sufficient to clear. The XXX of XXX does not match CD in the file. The XXX appears to be a XXX that was provided post-consummation. Please provide explanation and full XXX document. XXX; Document provided to clear condition.		Cleared Exception	C	C	C	C	A	A	A	A	1
2024110385	XXX	XXX	XXX	XXX	XXX	XXX		XXX	XXX	XXX	XXX	Compliance	Loan Estimate	The Loan Estimate does not meet the XXX business days after application timing requirement requirement. Provide evidence a Loan Estimate was provided to the borrower in compliance with timing requirements.	XXX: Evidence of e-delivery provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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2024110384	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX												A	A	A	A
2024110390	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX	XXX												A	A	A	A
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